Stockholders' Equity - Summary of Common Stock (Parenthetical) (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Classes of Share Capital [Line Items]
Fixed portion of shares issued	13,068,000,000	13,068,000,000
Variable portion of shares issued	38,765,385,003	41,048,938,902
Series A [Member]
Disclosure of Classes of Share Capital [Line Items]
Percentage of capital stock	64.00%
Series B [Member]
Disclosure of Classes of Share Capital [Line Items]
Percentage of capital stock	36.00%